Leases - Right-of-Use Asset Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 443	$ 290	$ 1,289	$ 896
R&D expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	388	228	1,111	711
G&A expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 55	$ 62	$ 178	$ 185